Other Non-Current Assets (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 13, 2023	Sep. 30, 2025	Dec. 31, 2024	May 31, 2025	Mar. 06, 2024
Other Non-Current Assets [Abstract]
Rental deposit	$ 246,240	$ 246,240	$ 263,250
Security deposit				$ 17,010	$ 17,010